Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	true
Amendment Description	This Annual Report on Form 20-F/A (the "Amendment") amends the Annual Report on Form 20-F for the year ended December 31, 2018 of Ardmore Shipping Corporation ("Ardmore", "Ardmore Shipping", the "Company", "we", "our" or "us"), as filed with the U.S. Securities and Exchange Commission on February 15, 2019 (the "Original Filing"). In July 2019, following discussions with our independent auditors, Ernst & Young, we identified an error in the presented location of the net gains and losses on disposals of vessels in our consolidated statement of operations. While properly stated in every other respect, the net gains and losses on disposals of vessels were improperly presented in our consolidated statement of operations for the years ended December 31, 2018, 2017 and 2016, and for the quarterly period ended March 31, 2019. Pursuant to Accounting Standards Codification 360-10, Property, plant, and equipment, if a subtotal for income from operations is included on a statement of operations, net gains or losses on the sale of long-lived assets that are not discontinued operations should be included in income from operations. While the net losses on disposal of vessels had been properly calculated in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), we had chosen to include a subtotal for income from operations in our consolidated statement of operations (labelled "(loss/profit from operations") but had reflected net gains and losses on disposal of vessels below, rather than above, such subtotal. In this Amendment we are restating our consolidated statement of operations for the years ended December 31, 2018, 2017 and 2016 (the "Financial Statements") to remove the subtotal for (loss)/profit from operations. Such removal does not result in any change in net loss or profit for the years ended December 2018, 2017 or 2016, nor in the other primary financial statements of the Company for any period presented. In determining how to correct for the error in the presentation of net gains and losses from disposal of vessels, management decided to remove the subtotal labelled loss/profit from operations, because it is not a metric that management uses to evaluate the Company's performance and operating results. In this Amendment, we are also amending Items 3.A (Key Information - Selected Financial Data), 3.D (Key Information - Risk Factors), 5.A (Operating and Financial Review and Prospects - Operating Results) and 15 (Controls and Procedures) relating to the restated financial information. As more fully described in Item 15, as a result of the restatement of the Financial Statements, management has revised its assessment of internal controls over financial reporting and concluded that it was not effective at December 31, 2018. The Financial Statements and disclosure in Items 3.A, 3.D, 5.A and 15 of this Amendment are otherwise identical in all respects to the financial statements and disclosure contained in the Original Filing. Other Items in this Amendment are included for the convenience of the reader only and have not been updated from the Original Filing. We are also filing a Form 6-K/A to similarly restate our consolidated statement of operations for the quarter ended March 31, 2019. Except for the changes described above, this Amendment continues to present information as of the date of the Original Filing. Other events occurring after the filing of the Original Filing or other disclosures necessary to reflect subsequent events have been or will be addressed in other reports filed with or furnished to the SEC subsequent to the date of the Original Filing. This Amendment includes currently dated certifications from our Principal Executive Officer and Principal Financial Officer, as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002, and amended reports of our independent registered public accounting firm relating to the audit of the Financial Statements and of the effectiveness of internal control over financial reporting. Since this Amendment restates the financial information for the years ended December 2018, 2017 and 2016, we do not intend to amend our previously filed Annual Reports on Form 20-F for periods ended prior to December 31, 2018. As a result, you should rely upon the restated consolidated financial statements, reports of our independent registered public accounting firm and related financial information for 2018, 2017 and 2016 contained in this Amendment.
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Ardmore Shipping Corp
Entity Central Index Key	0001577437
Trading Symbol	ASC
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Document Shell Company Report	false
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Title of 12(b) Security	Common stock
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	33,097,831
Document Annual Report	true
Document Transition Report	false
Entity Interactive Data Current	Yes